Cash and Cash Equivalents and Other Cash Flow Information - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	¥ 44,673		¥ 76,123	¥ 177,651
Changes from financing cash flows:
Proceeds from commercial papers	8,995	$ 1,292		26,941
Proceeds from short-term bank loans	28,784	4,135	53,306	117,571
Proceeds from long-term bank loans				1,549
Loans from ultimate holding company				5,237
Loans from related parties	50	7	3,090	535
Proceeds from promissory notes	992	143
Proceeds from corporate bonds	2,000	287
Repayment of commercial papers			(9,000)	(54,000)
Repayment of short-term bank loans	(38,290)	(5,500)	(60,730)	(172,065)
Repayment of long-term bank loans	(418)	(60)	(435)	(2,686)
Repayment of ultimate holding company loan			(1,344)	(3,893)
Repayment of related parties loan	(48)	(7)	(475)	(60)
Repayment of finance lease			(493)	(695)
Repayment of promissory notes			(18,000)	(19,000)
Repayment of corporate bonds	(17,000)	(2,442)		(2,000)
Capital element of lease rentals paid	(11,123)	$ (1,598)
Payment of issuing expense for promissory notes			(67)	(82)
Total changes from financing cash flows	(25,822)		(31,794)	(102,748)
Exchange adjustments	12		86	(13)
Other changes
New financing leases			10	573
Increase in lease liabilities from entering into new leases during the year	6,728
Finance charges on obligations under finance leases				20
Others	94		248	640
Total other changes	6,822		258	1,233
Ending balance	62,165		44,673	76,123
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	36,480
Other changes
Ending balance			36,480
As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	81,153
Other changes
Ending balance			81,153
China United Network Communications Group Company Limited and its subsidiaries [member]
Changes from financing cash flows:
Net deposits/(withdrawal) with/from Finance Company by related parties	236		2,354	(112)
Smart Steps Digital Technology Co., Ltd [member]
Changes from financing cash flows:
Net deposits/(withdrawal) with/from Finance Company by related parties				12
Short-term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	15,085		22,500	76,994
Changes from financing cash flows:
Proceeds from short-term bank loans	28,784		53,306	117,571
Repayment of short-term bank loans	(38,290)		(60,730)	(172,065)
Total changes from financing cash flows	(9,506)		(7,424)	(54,494)
Exchange adjustments	(15)		9	0
Other changes
Ending balance	5,564		15,085	22,500
Short-term bank loans [member] | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	15,085
Other changes
Ending balance			15,085
Long-term bank loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	3,614		3,883	4,656
Changes from financing cash flows:
Proceeds from long-term bank loans				1,549
Repayment of long-term bank loans	(418)		(435)	(2,686)
Total changes from financing cash flows	(418)		(435)	(1,137)
Exchange adjustments	27		77	(13)
Other changes
Others	83		89	377
Total other changes	83		89	377
Ending balance	3,306		3,614	3,883
Long-term bank loans [Member] | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	3,614
Other changes
Ending balance			3,614
Commercial papers [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance			8,991	35,958
Changes from financing cash flows:
Proceeds from commercial papers	8,995			26,941
Repayment of commercial papers			(9,000)	(54,000)
Total changes from financing cash flows	8,995		(9,000)	(27,059)
Other changes
Others			9	92
Total other changes			9	92
Ending balance	8,995			8,991
Promissory notes [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance			17,960	36,882
Changes from financing cash flows:
Proceeds from promissory notes	992
Repayment of promissory notes			(18,000)	(19,000)
Payment of issuing expense for promissory notes			(67)	(82)
Total changes from financing cash flows	992		(18,067)	(19,082)
Other changes
Others	6		107	160
Total other changes	6		107	160
Ending balance	998			17,960
Corporate bonds [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	17,993		17,981	19,970
Changes from financing cash flows:
Proceeds from corporate bonds	2,000
Repayment of corporate bonds	(17,000)			(2,000)
Total changes from financing cash flows	(15,000)			(2,000)
Other changes
Others	5		12	11
Total other changes	5		12	11
Ending balance	2,998		17,993	17,981
Corporate bonds [Member] | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	17,993
Other changes
Ending balance			17,993
Finance lease [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	240		692	794
Changes from financing cash flows:
Repayment of finance lease			(493)	(695)
Total changes from financing cash flows			(493)	(695)
Other changes
New financing leases			10	573
Finance charges on obligations under finance leases				20
Others			31
Total other changes			41	593
Ending balance			240	692
Finance lease [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	(240)
Other changes
Ending balance			(240)
Other borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	7,741		4,116	2,397
Changes from financing cash flows:
Loans from ultimate holding company				5,237
Loans from related parties	50		3,090	535
Repayment of ultimate holding company loan			(1,344)	(3,893)
Repayment of related parties loan	(48)		(475)	(60)
Total changes from financing cash flows	238		3,625	1,719
Other changes
Ending balance	7,979		7,741	4,116
Other borrowings [Member] | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	7,741
Other changes
Ending balance			7,741
Other borrowings [Member] | China United Network Communications Group Company Limited and its subsidiaries [member]
Changes from financing cash flows:
Net deposits/(withdrawal) with/from Finance Company by related parties	236		2,354	(112)
Other borrowings [Member] | Smart Steps Digital Technology Co., Ltd [member]
Changes from financing cash flows:
Net deposits/(withdrawal) with/from Finance Company by related parties				¥ 12
Lease liabilities [member]
Changes from financing cash flows:
Capital element of lease rentals paid	(11,123)
Total changes from financing cash flows	(11,123)
Other changes
Increase in lease liabilities from entering into new leases during the year	6,728
Total other changes	6,728
Ending balance	32,325
Lease liabilities [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	36,720
Other changes
Ending balance			36,720
Lease liabilities [member] | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	¥ 36,720
Other changes
Ending balance			¥ 36,720